Other Receivables (Details) - Schedule of other receivables - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of other receivables [Abstract]
VAT Receivable	$ 80	$ 82
Receivable due for options exercised		191
Security deposits receivable	35	135
Prepayments	1,186	375
Total	$ 1,301	$ 785